Revenue and Receivables - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 13,120	$ 10,494
Revenue	13,120	10,494	$ 40,906	$ 24,879
USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	10,764	6,154
CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,800	3,797
CommercialContractsOne [Member] | CommercialCustomers [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			14,335	12,071
Fixed-price Contract [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	8,492	5,478
Fixed-price Contract [Member] | ForeignGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	556	543
Time-and-materials Contract [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,272	676
Time-and-materials Contract [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	28
Time-and-materials Contract [Member] | CommercialContractsOne [Member] | CommercialCustomers [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			120	55
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue			32,960	21,215
UNITED STATES | Government Contract [Member] | GovernmentCustomers [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			21,948	11,924
UNITED STATES | Fixed-price Contract [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,650	2,192
UNITED STATES | Fixed-price Contract [Member] | Government Contract [Member] | GovernmentCustomers [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			17,036	8,871
UNITED STATES | Fixed-price Contract [Member] | CommercialContractsOne [Member] | CommercialCustomers [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			9,005	5,602
UNITED STATES | Time-and-materials Contract [Member] | Government Contract [Member] | GovernmentCustomers [Member] | USGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			4,912	3,053
Foreign [Member] | Fixed-price Contract [Member] | Government Contract [Member] | GovernmentCustomers [Member] | ForeignGovernmentContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			4,623	884
International [Member] | Fixed-price Contract [Member] | CommercialContractsOne [Member] | CommercialCustomers [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			5,210	6,414
Non-US [Member] | Fixed-price Contract [Member] | CommercialContracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	150	1,577
Mission support
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12,770	8,747	37,109	19,362
Launch support
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36	692	1,144	1,304
Operations
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	192	644	2,039	2,558
Studies design and other
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 122	$ 411	$ 614	$ 1,655